                                                                    May 20, 1998

DEAR SHAREHOLDER:

    This financial report covers the six months ended March 31, 1998, which is our twenty-sixth fiscal year of operations.

    Net investment income for the six months was $0.53 per share. On March 31, 1998 the net asset value per share was $16.63 and the stock closed that day at $15.688 per share.

    During the semi-annual period the Board of Directors declared two regular quarterly dividends of $0.26 per share payable December 12, 1997 and March 20, 1998. In addition to the regular dividends, the Board declared a capital gains distribution of $0.15 per share, payable on December 12, 1997.

    At the end of the semi-annual period the 67 issues in the portfolio had an average market yield of 6.74%, an average Moody's quality rating of A1, an average duration of 7.8 years, and an average maturity of 15.4 years. The distribution of the portfolio maturities and quality was as follows:

Maturities
---------------------------------------------
0-1 year                                 1.0%
1-3 years                               10.5
3-5 years                                8.4
5-10 years                              28.5
10-20 years                             20.6
20 plus years                           31.0
                                       -----
                                       100.0%
Quality
---------------------------------------------
Treasury, Agency and Aaa                32.3%
Aa                                       4.0
A                                       30.1
Baa                                     31.5
Below Baa                                2.1
                                       -----
                                       100.0%


    Short-term U.S. interest rates were stable during the past six months, intermediate-term rates declined by about one quarter percent, and long-term rates fell nearly one half percent over the course of the semiannual period ending March 31, 1998. Both the fourth quarter of 1997 and the first quarter of 1998 were periods of above trend real economic growth and declining inflation. Strong economic growth has brought the unemployment rate to the lowest level in nearly three decades. Tight labor markets have pushed wage growth up, but improved labor productivity, a strong dollar and increasing global competition have kept these higher compensation costs from being passed through to final prices.

    At present yield levels we believe long-term U.S. interest rates offer investors fair value. Prospective returns from owning long-term U.S. fixed income securities are at levels sufficient to compensate investors for inflation and risk.

STOCK REPURCHASE PLAN:

    On July 28, 1988 the Board of Directors of the Company approved a resolution to repurchase up to 700,000 of its common shares. The Company may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

    Under such law, the Company is required to give written notice to all shareholders of its intention to purchase stock within six months of the actual repurchase of shares. This report is to serve as notice to all shareholders with respect to any shares repurchased within the next six months pursuant to the Company's stock repurchase plan.

    Unaudited financial statements for the six month period ended March 31, 1998, and a list of the securities owned on that date are included in this report.

                                                      Sincerely,

                                                          [SIGNATURE]
                                                      Gary P. Brinson, CFA
                                                      PRESIDENT

FORT DEARBORN INCOME SECURITIES, INC. is a closed-end bond fund investing principally in investment grade long-term fixed income debt securities. The primary objective of Fort Dearborn is to provide its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

              SALOMON INDEX       FT. DEARBORN
1973             18.16740277        18.16740277
                 16.81691071        18.16740277
                 16.74278771        17.09237699
                 17.08433488        17.08181567
'74              16.93260073        16.73416425
                 16.32227289        13.72787089
                 15.46244606        15.61185478
                 14.96790513        13.39959803
'75              16.34058564        16.32692375
                  17.0988688        16.81109714
                 17.69282176         17.6032928
                 17.09315213        16.78813355
'76              18.64673152        16.53514641
                 19.41189408         18.4407374
                 19.44764753        18.36225422
                 20.50639531        20.02871374
'77              22.02480261        20.25641185
                 21.49014806        20.48885771
                 22.29319571        21.06817985
                 22.50955737         21.4869506
'78              22.29910617        20.67760492
                 22.27963072        20.92429402
                 22.00813705        20.99802946
                 22.66381073        20.89105979
'79              22.17178901        19.03624064
                 22.49851158        20.30137012
                 23.47945444        21.38889507
                 22.97629005        20.83854388
'80              21.13338872        19.24078137
                 18.24627352        17.14973753
                 22.79015896        20.98737125
                 20.23838979        18.98605016
'81               20.4499068        19.10251532
                 20.19275327        19.18322704
                 19.70237874        19.50171372
                 17.83215363        19.38505477
'82              20.09857346        20.84300095
                 20.78602798        21.82636613
                 21.25246999        22.25734537
                 25.76593108        26.54339903
'83              28.69238477        28.82590307
                 29.69241551        29.95528571
                 30.04510535        31.42999436
                 29.90897095        30.99765862
'84               29.8314567        31.21043524
                 29.37509154        32.49106757
                 27.97237426        30.20187793
                 31.66195575        32.64716189
'85              34.47552931         37.0796206
                 35.09903457        37.32485631
                 39.44157674        43.25537482
                 40.05510205        42.70172928
'86              44.84897095        46.77190575
                 49.68120941        53.11906337
                   49.882262        55.69137381
                 50.75710722        56.93150495
'87              53.47436932        57.68068019
                 54.40173045         60.3479456
                 52.12852812        58.75841897
                 48.89599003        55.63972994
'88              52.70910987        56.97442846
                 49.96161721        62.49518726
                 55.87653598        63.39222094
                 57.26355662        63.20793081
'89              57.73154892         65.2752359
                 58.48227445        63.92900714
                 63.91796135        68.97431289
                  64.3084394        71.76346946
'90              66.39846368        73.35613131
                 65.20329133        75.05743313
                 67.71361805        75.47919579
                  67.0838814        74.59715921
'91              70.54540968        80.39167033
                 73.33195336        83.62102691
                 74.46126545        85.54725652
                 79.39060122        91.64340655
'92              83.78884053        96.41612495
                 82.64931229        93.78030882
                 86.20323272        97.14975517
                 90.36684886        102.8753654
'93              90.79157305        101.6390978
                 95.71247631        108.3683219
                 99.25383794        113.6759734
                 103.2339168        117.3790293
'94              102.4080455        112.6537481
                 97.56414495        107.5057737
                       95.41              106.8
                       95.53             105.14
'95                   102.29             107.51
                      110.97              116.5
                      113.51             118.69
                      124.45             126.33
'96                   115.26             124.45
                      116.16             122.62
                      118.35             129.34
                         123             137.71
'97                   120.84             135.62
                      126.34             152.12
                      126.34             142.43
                      131.91             148.57
'98                   136.97             156.83
                      138.88             160.03
'99
2000
2001

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

ASSETS:
Portfolio of investments: (Note 1)
  Debt securities, at value (cost $133,938,822)...  $143,351,972
  Short-term securities, at cost, which
   approximates market (Note 1)...................     2,299,427
                                                    ------------
      Total portfolio of investments..............   145,651,399
Cash..............................................        65,132
Receivable for interest on debt securities (Note
 1)...............................................     2,131,864
Other assets......................................         7,765
                                                    ------------
      Total assets................................   147,856,160
                                                    ------------
LIABILITIES:
Expenses:
  Payable for investments purchased...............     1,428,676
  Accrued investment advisory and administrative
   fees (Note 6)..................................       168,716
  Accrued custodial and transfer agent fees.......        39,914
  Accrued audit and legal fees....................        18,109
  Accrued other expenses..........................         4,549
                                                    ------------
      Total liabilities...........................     1,659,964
                                                    ------------
NET ASSETS (equivalent to $16.63 per share for
 8,793,465 shares of capital stock outstanding)
 (Note 4).........................................  $146,196,196
                                                    ------------
                                                    ------------
Analysis of Net Assets:
  Shareholder capital (Note 4)....................  $135,359,191
  Accumulated undistributed net investment
   income.........................................        82,978
  Accumulated net realized gain on sales of
   investments....................................     1,340,877
  Unrealized appreciation on investments..........     9,413,150
                                                    ------------
  Net assets applicable to outstanding shares.....  $146,196,196
                                                    ------------
                                                    ------------

                       See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                                 MARCH 31, 1998
                                  (UNAUDITED)

Investment Income:
  Interest income earned....................................  $5,180,160
                                                              ----------
Expenses:
  Investment advisory and administrative (Note 6)...........     340,883
  Transfer agent and dividend disbursing agent..............      49,914
  Directors (Note 6)........................................      37,397
  Stockholders reports and annual meeting...................      31,450
  Professional..............................................      22,914
  Franchise taxes...........................................       7,480
  All other expenses........................................      34,542
                                                              ----------
Total expenses..............................................     524,580
                                                              ----------
Net investment income.......................................   4,655,580
                                                              ----------
Net realized and unrealized gain on investments:
  Net realized gain from investment transactions............   1,692,419
  Change in unrealized appreciation.........................   2,406,578
                                                              ----------
Total realized and unrealized gain on investments...........   4,098,997
                                                              ----------
Net increase in net assets from operations..................  $8,754,577
                                                              ----------
                                                              ----------

                       See Notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                        MARCH 31, 1998  FOR THE YEAR ENDED
                                                         (UNAUDITED)    SEPTEMBER 30, 1997
                                                        --------------  ------------------
From operations:
  Net investment income...............................  $    4,655,580   $      9,553,653
  Net realized gain from investment transactions......       1,692,419          1,895,455
  Change in unrealized appreciation of investments....       2,406,578          5,931,241
                                                        --------------  ------------------
  Net increase in net assets from operations..........       8,754,577         17,380,349
Distributions to shareholders from:
  Net investment income...............................      (4,572,602)       (10,644,880)
  Net realized gain...................................      (1,319,019)        (3,851,574)
                                                        --------------  ------------------
    Total distributions...............................      (5,891,621)       (14,496,454)
From capital share transactions: (Note 4)
  Net asset value of shares repurchased from
   shareholders.......................................              --            (94,955)
                                                        --------------  ------------------
    Net increase in net assets........................       2,862,956          2,788,940
Net Assets:
  Beginning of period.................................     143,333,240        140,544,300
                                                        --------------  ------------------
  End of period (including undistributed net
   investment income of $82,978 at March 31, 1998, and
   $0 at September 30, 1997, respectively)............  $  146,196,196   $    143,333,240
                                                        --------------  ------------------
                                                        --------------  ------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                                 MARCH 31, 1998

Financial highlights for each share of capital stock outstanding through each period:

                                        SIX
                                      MONTHS
                                       ENDED
                                     MARCH 31,                   YEARS ENDED SEPTEMBER 30,
                                       1998      ---------------------------------------------------------
                                     (UNAUDITED)   1997        1996        1995        1994        1993
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period............................  $  16.30    $   15.97   $   16.50   $   15.04   $   17.58   $   16.64
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net investment income(1)...........      0.53         1.09        1.19        1.15        1.15        1.22
Net realized and unrealized gain
 (loss) on investments (2).........      0.47         0.89       (0.56)       1.43       (2.57)       0.96
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total from investment operations...      1.00         1.98        0.63        2.58       (1.42)       2.18
  Less distributions from:
    Net investment income..........     (0.52)       (1.21)      (1.16)      (1.12)      (1.12)      (1.24)
    Net realized gain..............     (0.15)       (0.44)         --          --          --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total distributions................     (0.67)       (1.65)      (1.16)      (1.12)      (1.12)      (1.24)
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period.....  $  16.63    $   16.30   $   15.97   $   16.50   $   15.04   $   17.58
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------
Market price per share at end of
 period............................  $ 15.688    $  15.188   $  14.750   $  14.625   $  14.000   $  17.375
Total investment return (market
 value)(3).........................      7.71       14.86%       8.98%      12.88%    (10.45)%      14.10%
Total return (net asset
 value)(4).........................      6.18       13.06%       3.84%      17.71%     (5.32)%      13.56%
Net assets at end of period (in
 millions).........................  $ 146.20    $  143.33   $  140.50   $  145.76   $  133.44   $  125.02
Ratio of expenses to average net
 assets............................     0.36%        0.75%       0.75%       0.69%       0.72%       0.76%
Ratio of net investment income to
 average net assets................     3.19%        6.81%       7.22%       7.34%       7.13%       7.24%
Portfolio turnover.................     26.0%       130.0%      159.5%      126.8%       70.2%       12.7%
Number of shares outstanding at end
 of period (in thousands)..........     8,793        8,793       8,800       8,833       8,872       7,111

------------------------
(1) Beginning October 1, 1994, net investment income includes amortization of discounts and premiums.
(2) Net realized and unrealized gain (loss) on investments includes the effect on net asset value of the Capital Stock issued in connection with the December, 1993 rights offering.
(3) Total investment return (market value) reflects the market value experiences of a continuous shareholder who made commission-free acquisitions through distributions in accordance with the shareholder reinvestment plan and exercised primary subscription rights in December, 1993 at a price below net asset value.
(4) Total return (net asset value) reflects the Company's portfolio performance and is the combination of reinvested dividend income, reinvested capital gains distributions at NAV, if any, and changes in net asset value per share.

                       See Notes to Financial Statements.

                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
DEBT SECURITIES--98.4%
             / / MUNICIPAL SECURITIES (4.7%)
             New Jersey Economic Development Authority,
              Zero Coupon Revenue Bonds
$25,000,000  due 2/15/18...............................  Aaa      $  5,672,549  $  6,826,250
                                                                  ------------  ------------
             / / U.S. GOVERNMENT
                SECURITIES (14.5%)
             DIRECT OBLIGATIONS--4.2%
             U.S. Treasury
  6,050,000  6.00% Bond, due 2/15/26...................  (a)         6,026,504     6,038,656
                                                                  ------------  ------------
             AGENCY--10.3%
             Federal Home Loan Mortgage Corp.,
              Guaranteed Mortgage Certificates,
  2,356,340  6.50%, due 3/01/03........................  (a)         2,380,640     2,371,068
      7,204  7.50%, due 11/01/99.......................  (a)             7,015         7,368
    272,699  9.00%, due 8/01/04........................  (a)           284,629       284,016
    267,764  9.00%, due 3/01/24........................  (a)           277,426       287,201
     44,846  9.50%, due 7/01/18........................  (a)            44,173        47,761
             Federal National Mortgage Association
              Guaranteed Mortgage Pass Thru
              Certificates,
  2,951,306  6.50%, due 3/01/27 Pool # 374461..........  (a)         2,830,884     2,918,104
  2,988,928  6.50%, due 2/01/28 Pool # 408840..........  (a)         2,945,028     2,955,302
    975,172   7.00% REMIC, due 6/25/13 Series 1993-106
               Class Z.................................  (a)           902,276       975,230
  1,701,276  7.25% CMO, due 3/25/23....................  (a)         1,439,410     1,692,769
     23,749  9.50%, due 4/01/20 Pool # 93731...........  (a)            23,486        25,411
             Government National Mortgage Association
              Pass Thru Mortgage Backed Certificates,
  3,107,074  7.50%, due 12/15/22 Pool # 780230.........  (a)         3,102,767     3,193,823
     89,516  9.00%, due 6/15/18 Pool # 253034..........  (a)            88,957        95,783
     93,156  9.00%, due 8/15/19 Pool # 271892..........  (a)            94,495        99,677
      7,109  9.00%, due 9/15/19 Pool # 268553..........  (a)             7,211         7,606
     78,307  9.00%, due 10/15/19 Pool # 283370.........  (a)            77,818        83,789
     14,223  9.00%, due 5/15/21 Pool # 298198..........  (a)            14,134        15,218
                                                                  ------------  ------------
                                                                    14,520,349    15,060,126
                                                                  ------------  ------------

                       See Notes to Financial Statements.

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             / / CORPORATE BONDS AND
                NOTES (79.2%)
             INTERNATIONAL--29.5%
$ 2,500,000  Augusta Funding Ltd., 144-A
              7.375% Bond, due 4/15/13.................  Aaa      $  2,431,847  $  2,715,860
  2,700,000  Banco Bilbao Vizcaya International,
              7.00%, Bank Guaranteed Note, due
              12/01/25.................................  Aa3         2,654,276     2,676,820
  3,550,000  Banque Cent de Tunisie
              8.25% Bond, due 9/19/27..................  Baa3        3,521,275     3,435,793
  2,250,000  Banque Paribas,
              6.875% Note, due 3/01/09.................  A3          2,202,064     2,254,084
  2,100,000  Credit Suisse - London 144-A
              7.90% Note, due 5/01/07..................  A2          2,094,499     2,200,817
  1,605,000  Den Danske Bank 144-A
              7.40%, Bond due 6/15/10..................  A1          1,660,523     1,682,123
  2,000,000  Empresa National Electric,
              8.125% Bond, due 2/01/2097...............  Baa1        2,022,078     2,020,400
  3,455,000  Interamer Development Bank,
              6.80% Note, due 10/15/25.................  Aaa         3,202,389     3,705,460
  2,500,000  Petroliam Nasional Berhad, 144-A
              7.625% Note, due 10/15/26................  A2          2,467,367     2,169,293
  3,000,000  Philips Electronics, NV,
              7.75% Debenture, due 5/15/25.............  A3          2,990,782     3,267,441
  1,000,000  Polish Government,
              6.938% Non-U.S. Global Bond, due
              10/27/24.................................  Baa3        1,000,000       980,000
  3,490,000  Province of Quebec,
              7.50% Debenture, due 7/15/23.............  A2          3,364,490     3,784,696
    450,000  Ras Laffan Liquefied Natural Gas, 144-A
              8.294% Secured Note, due 3/15/14.........  Baa2          465,597       464,236
  2,000,000  Republic of Panama,
              7.875% Note, due 2/13/02.................  Ba1         2,011,163     2,009,928
  2,000,000  Republic of South Africa
              9.625% Debenture, due 12/15/99...........  Baa3        1,996,810     2,085,000
  3,560,000  Skandinaviska Enskilda Banken, 144-A
              6.625% Resettable Perpetual Preferred
              Bond, due 3/29/49........................  Baa1        3,539,281     3,569,861

                       See Notes to Financial Statements.

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$ 2,165,000  Sociedad Quimica y Minera de Chiles SA,
              144-A
              7.70% Note, due 9/15/06..................  Baa1     $  2,160,274  $  2,198,358
  1,670,000  Southern Investments UK,
              6.80% Senior Note, due 12/01/06..........  Baa1        1,666,390     1,705,910
                                                                  ------------  ------------
                                                                    41,451,105    42,926,080
                                                                  ------------  ------------
             INDUSTRIAL--22.3%
  1,825,000  Aetna Services,
              7.625% Debenture, due 8/15/26............  A2          1,807,267     1,894,536
  3,000,000  Enron Corp.,
              6.75% Note, due 8/01/09..................  Baa2        2,951,488     3,022,110
  2,315,000  Lockheed Martin Corp.
              7.70% Note, due 6/15/08..................  A3          2,314,412     2,519,095
  3,000,000  Nabisco Inc., 144-A,
              6.30% Pass Thru Certificates, due
              8/26/99..................................  Baa2        2,998,123     3,019,236
  4,250,000  News America Holdings, Inc.
              7.75% Bond, due 1/20/24..................  Baa3        3,645,515     4,459,869
  3,000,000  Pioneer Natural Resources Co.
              6.50% Note, due 1/15/08..................  Baa3        2,938,680     2,894,955
  2,300,000  Rite Aid Corp.,
              7.70% Debenture, due 2/15/27.............  Baa1        2,293,746     2,493,966
  2,470,000  SFP Pipeline Holdings, Inc.,
              11.16% Adjustable Rate Exchange
              Debenture, due 8/15/10...................  Baa3        2,281,728     4,421,300
  2,500,000  Tennessee Gas Pipeline,
              7.625% Bond, due 4/01/37.................  Baa2        2,429,602     2,695,855
  2,215,000  Time Warner, Inc.
              7.57% Debenture, due 2/01/24.............  Ba1         2,215,000     2,327,026
  1,565,000  Time Warner Entertainment, Inc.
              8.375% Debenture, due 3/15/23............  Baa3        1,560,257     1,781,042
  1,000,000  Vintage Petroleum, Inc.
              9.00% Note, due 12/15/05.................  B1          1,046,430     1,046,250
                                                                  ------------  ------------
                                                                    28,482,248    32,575,240
                                                                  ------------  ------------
             FINANCE--20.6%
  1,425,000  BA Mortgage Securities, Inc.
              6.50% Collateralized Mortgage Obligation,
              due 5/25/13..............................  (a)         1,421,215     1,416,984

                       See Notes to Financial Statements.

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$   160,000  Berkshire Hathaway, Inc.,
              9.75% Debenture, due 1/15/18.............  Aa1      $    159,100  $    172,010
  2,500,000  Ford Credit Auto Loan Master Trust,
              6.50% Asset Backed Note, due 8/15/02.....  Aaa         2,493,539     2,529,675
  1,800,000  Key Bank N.A.,
              6.95% Debenture, due 2/01/28.............  A1          1,793,304     1,802,120
  1,700,000  Lehman Brothers, Inc.,
              7.25%, Senior Note, due 4/15/03..........  Baa1        1,701,038     1,757,871
  2,900,000  Mellon Bank
              7.375% Note, due 5/15/07.................  A2          2,900,000     3,090,835
  3,020,000  Prudential Insurance, 144-A
              7.65% Note, due 7/01/07..................  A3          3,108,101     3,212,746
  4,000,000  Republic Bank of New York,
              5.70%, Adjustable Rate Note, due
              8/07/02..................................  A1          3,998,764     3,923,020
  2,000,000  Salomon, Inc.
              6.75% Note, due 2/15/03..................  A2          1,996,779     2,031,588
  5,000,000  Secured Finance Inc.,
              9.05% Guaranteed Senior Secured Bond,
              due 12/15/04.............................  Aaa         4,988,295     5,738,385
  2,500,000  Standard Credit Card Master Trust,
              8.25% Credit Card Certificate of
              Participation, due 1/07/07...............  Aaa         2,495,592     2,780,175
  1,600,000  Travelers Group, Inc.
              6.875% Debenture, due 2/15/98............  Aa3         1,584,474     1,554,627
                                                                  ------------  ------------
                                                                    28,640,201    30,010,036
                                                                  ------------  ------------
             TRANSPORTATION--4.3%
  1,035,000  Continental Airlines, Inc.,
              6.90% Pass thru Certificates, due
              1/02/18..................................  Aa3         1,035,000     1,055,110
  1,500,000  Delta Airlines, Inc,
              10.50% Pass Thru Certificate, due
              4/30/16..................................  Baa1        1,813,269     1,980,570
  3,000,000  United Airlines, Inc.,
              7.87% Pass Thru Certificate, due
              1/30/19..................................  Baa1        3,000,000     3,206,850
                                                                  ------------  ------------
                                                                     5,848,269     6,242,530
                                                                  ------------  ------------
             UTILITY - ELECTRIC--2.0%
  2,500,000  Delmarva Power & Light Co.,
              9.95% Note, due 12/01/20.................  A3          2,498,088     2,885,460
                                                                  ------------  ------------

                       See Notes to Financial Statements.

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             COMMUNICATION--0.5%
$   800,000  PanAmSat Corp. 144-A
              6.00% Note, due 1/15/03..................  Baa2     $    799,509  $    787,594
                                                                  ------------  ------------
             Total Debt Securities.....................            133,938,822   143,351,972
                                                                  ------------  ------------

             / / SHORT TERM SECURITIES (1.6%)
  1,300,000  Lockheed Martin Corp., Commercial Paper,
              due 4/03/98..............................  P2          1,299,586     1,299,586
  1,000,000  Ultramar Diamond Shamrock Corp.,
              Commercial Paper, 144-A
              due 4/02/98..............................  P2            999,841       999,841
                                                                  ------------  ------------
                                                                     2,299,427     2,299,427
                                                                  ------------  ------------
             Total Portfolio of Investments 100%.......           $136,238,249  $145,651,399
                                                                  ------------  ------------
                                                                  ------------  ------------

------------------------
(a)      Moody's as a matter of policy, does not rate this issue.
144-A: Securities exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1998, the value of these securities amounted to $23,019,965 or 15.8% of the total portfolio of investments.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    Fort Dearborn Income Securities, Inc. ("the Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management company. The Company invests principally in investment grade long-term fixed income debt securities with the primary objective of providing its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

    The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    A. SECURITY VALUATIONS -- Investments are valued based on available quoted bid prices on the valuation date. Short-term securities are valued at amortized cost which approximates value.

    B. INVESTMENT INCOME AND SECURITY TRANSACTIONS -- Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Security transactions are accounted for on the trade date. The Company has elected to amortize market discount and premium on all issues purchased after September 30, 1994. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a first-in first-out basis.

    C. FEDERAL INCOME TAXES -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 1998 for federal income tax purposes, the cost for long and short-term investments is $136,238,249; the aggregate gross unrealized appreciation is $9,996,808 and the aggregate gross unrealized depreciation is $583,658; resulting in net unrealized appreciation of investments of $9,413,150.

2.  NET ASSET VALUATIONS
    The net asset value of the Company's shares is determined each week as of the close of business on the last day on which the New York Stock Exchange is open, on the last business day of each month, on the eighth trading day prior to the dividend payment date and on the last business day of each calendar quarter, if such days are other than the last business day of the week.

                                 MARCH 31, 1998
                                  (UNAUDITED)

3.  DISTRIBUTIONS
    Dividends and distributions payable to shareholders are recorded by the Company on the record date. Net realized gains from the sale of investments, if any, are distributed annually.

    Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent and temporary book and tax basis differences.

    Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

4.  CAPITAL STOCK
    At March 31, 1998 there were 12,000,000 shares of $.01 par value capital stock authorized, and capital paid in aggregate of $135,359,191. During the six months ended March 31, 1998 no new shares were issued as part of the dividend reinvestment plan.

5.  PURCHASES AND SALES OF SECURITIES
    Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 1998 were as follows: debt securities, $22,670,239 and $25,200,788 respectively; short-term securities, $122,348,200 and $124,624,068 respectively; United States government debt obligations, $16,040,301 and $10,713,182, respectively.

6.  MANAGEMENT AND OTHER FEES
    Under an agreement between the Company and Brinson Partners, Inc. ("the Advisor"), the Advisor manages the Company's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions for the Company. In return for these services, the Company pays the Advisor a quarterly fee of 1/8 of 1% (annually 1/2 of 1%) of the Company's average weekly net assets up to $100,000,000 and 1/10 of 1% (annually 2/5 of 1%) of average weekly net assets in excess of $100,000,000.

    All Company officers serve without direct compensation from the Company.

7.  MORTGAGE BACKED SECURITIES
    The Company invests in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities

                                 MARCH 31, 1998
                                  (UNAUDITED)

7.  MORTGAGE BACKED SECURITIES (CONTINUED)
may be issued by private, non-governmental corporations. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

    The Company also invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond which is collateralized by a pool of MBS. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. A GPM (Graduated Payment Mortgage) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

                REPORT ON THE AUTOMATIC DIVIDEND INVESTMENT PLAN

    The Company's Automatic Dividend Investment Plan, operated for the convenience of the shareholders, has been in operation since the dividend payment of May 5, 1973.

    For the six months ended March 31, 1998, 46,277 shares were purchased for the Plan participants. The breakdown of these shares is listed below:

                                                WHERE
    DIVIDEND         NO. OF                    SHARES
     PAYMENT         SHARES       AVERAGE       WERE
      DATE          PURCHASED      PRICE      PURCHASED
--------------------------------------------------------
December 12, 1997      28,420    $   15.73   Open Market
March 20, 1998         17,857    $   15.94   Open Market

    As explained in the Plan, shares are purchased at the lower of the market value (including commission) or net asset value, depending upon availability. The expense of maintaining the Plan, $1.35 for each participating account per dividend payment, is borne by the Company. Shareholders who have not elected to participate in the Plan, receive all dividends in cash.

    The Plan had 1,122 participants on March 20, 1998. Under the terms of the Plan, any shareholder may terminate participation by giving written notice to the Company. Upon termination, a certificate for all full shares, plus a check for the value of any fractional interest in shares, will be sent to the withdrawing shareholders, unless the sale of all or part of such shares is requested. ANY REGISTERED SHAREHOLDER WHO WISHES TO PARTICIPATE IN THE PLAN MAY DO SO BY WRITING TO FIRST CHICAGO TRUST COMPANY OF NEW YORK, P.O. BOX 2500 JERSEY CITY, NJ 07303-2500 OR CALLING THEM AT (800) 446-2617. A copy of the Plan and enrollment card will be mailed to you. Shareholders who own shares in nominee name should contact their brokerage firm. All new shareholders will receive a copy of the Plan and a card which may be signed to authorize reinvestment of dividends pursuant to the Plan.

    * THE INVESTMENT OF DIVIDENDS DOES NOT RELIEVE PARTICIPANTS OF ANY INCOME TAX WHICH MAY BE PAYABLE THEREON. THE COMPANY STRONGLY RECOMMENDS THAT ALL AUTOMATIC DIVIDEND INVESTMENT PLAN PARTICIPANTS RETAIN EACH YEAR'S FINAL STATEMENT ON THEIR PLAN PARTICIPATION AS A PART OF THEIR PERMANENT TAX RECORD. THIS WILL INSURE THAT COST INFORMATION IS AVAILABLE IF AND WHEN IT IS NEEDED.

                            REPORT ON ANNUAL MEETING

    At the annual meeting of shareholders, held on December 15, 1997, shareholders elected the Company's five nominees as directors and ratified the selection of accountants. The votes on such matters were as follows:

   1.        DIRECTORS       FOR     WITHHELD
           -------------  ---------  ---------
           R.M. Burridge  7,533,704   102,054
           C.R. O'Neil    7,526,098   109,660
           R.S. Peterson  7,529,937   105,821
           F.K. Reilly    7,523,941   111,817
           E.M. Roob      7,524,685   111,073

   2.      Ratification of Accountants

                                               BROKER
              FOR      AGAINST    ABSTAIN     NON-VOTES
           ---------  ---------  ---------  -------------
           7,478,786   69,911     91,061          0

BOARD OF DIRECTORS

RICHARD M. BURRIDGE
Chairman of the Board

C. RODERICK O'NEIL, CFA
Director

RICHARD S. PETERSON
Director

FRANK K. REILLY, CFA
Director

EDWARD M. ROOB
Director

OFFICERS

GARY P. BRINSON, CFA
President

DENNIS L. HESSE
Vice President

JOSEPH A. ANDERSON
Secretary & Treasurer

GREGORY P. SMITH, CFA
Portfolio Manager

FORT DEARBORN
INCOME SECURITIES, INC.

209 S. LaSalle St.
Eleventh Floor
Chicago, Illinois 60604-1295
(312) 346-0676

STOCK TRANSFER AND
DIVIDEND DISBURSEMENT
AGENT
Mail correspondence to:
First Chicago Trust Company
  of New York
P.O. Box 2500
Jersey City, New Jersey 07303-2500

Mail stock certificates to:
First Chicago Trust Company
  of New York
P.O. Box 2506
Jersey City, New Jersey 07303-2506

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL
Winston & Strawn
35 West Wacker Drive
Chicago, IL 60601

FORT
DEARBORN
INCOME
SECURITIES,
INC.

FORT DEARBORN INCOME SECURITIES, INC.

[NYSE LOGO]

[CHICAGO STOCK EXCHANGE LOGO]

SEMI-ANNUAL REPORT
MARCH 31, 1998